OPERATING LEASES -Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Leases [Line Items]
Lease Cost	$ 1,287
Total Expenses Under Operating Leases		$ 1,166
Rental Income	2,937	838
Amortization Of Prepaid Land Leases	197	$ 132
Selling and Marketing Expense [Member]
Operating Leases [Line Items]
Lease Cost	589
General and Administrative Expense [Member]
Operating Leases [Line Items]
Lease Cost	518
Research and Development Expense [Member]
Operating Leases [Line Items]
Lease Cost	$ 180